Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Assets (Liabilties) at Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Total financial assets and liabilities at fair value	$ (13,005)		$ 23,319
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Total financial assets and liabilities at fair value	1,668		2,683
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Total financial assets and liabilities at fair value	(14,673)		20,636
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Total financial assets and liabilities at fair value	0		0
Gross assets included in Other current assets | Assets (Liabilties) at Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale investment	1,668
Gross assets included in Other current assets | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale investment	1,668
Gross assets included in Other current assets | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale investment	0
Gross assets included in Other current assets | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale investment	0
Gross assets included in Investments & other assets, net | Assets (Liabilties) at Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale investment			2,683
Gross assets included in Investments & other assets, net | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale investment			2,683
Gross assets included in Investments & other assets, net | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale investment			0
Gross assets included in Investments & other assets, net | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale investment			0
Currency Hedge Portfolio | Gross assets included in Other current assets | Assets (Liabilties) at Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative asset, fair value, gross asset	192	[1]	5,232	[1]
Currency Hedge Portfolio | Gross assets included in Other current assets | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative asset, fair value, gross asset	0	[1]	0	[1]
Currency Hedge Portfolio | Gross assets included in Other current assets | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative asset, fair value, gross asset	192	[1]	5,232	[1]
Currency Hedge Portfolio | Gross assets included in Other current assets | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative asset, fair value, gross asset	0	[1]	0	[1]
Currency Hedge Portfolio | Gross liabilities included in Other current assets | Assets (Liabilties) at Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative asset, fair value, gross liability	(2,550)	[1]
Currency Hedge Portfolio | Gross liabilities included in Other current assets | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative asset, fair value, gross liability	0	[1]
Currency Hedge Portfolio | Gross liabilities included in Other current assets | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative asset, fair value, gross liability	(2,550)	[1]
Currency Hedge Portfolio | Gross liabilities included in Other current assets | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative asset, fair value, gross liability	0	[1]
Currency Hedge Portfolio | Gross assets included in Accrued liabilities | Assets (Liabilties) at Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative liability, fair value, gross asset	1,992	[1]
Currency Hedge Portfolio | Gross assets included in Accrued liabilities | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative liability, fair value, gross asset	0	[1]
Currency Hedge Portfolio | Gross assets included in Accrued liabilities | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative liability, fair value, gross asset	1,992	[1]
Currency Hedge Portfolio | Gross assets included in Accrued liabilities | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative liability, fair value, gross asset	0	[1]
Currency Hedge Portfolio | Gross liabilities included in Accrued liabilities | Assets (Liabilties) at Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative liability, fair value, gross liability	(22,849)	[1]
Currency Hedge Portfolio | Gross liabilities included in Accrued liabilities | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative liability, fair value, gross liability	0	[1]
Currency Hedge Portfolio | Gross liabilities included in Accrued liabilities | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative liability, fair value, gross liability	(22,849)	[1]
Currency Hedge Portfolio | Gross liabilities included in Accrued liabilities | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative liability, fair value, gross liability	0	[1]
30 day euro forward contract | Gross assets included in Other current assets | Assets (Liabilties) at Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative asset, fair value, gross asset	4	[1]	650	[1]
30 day euro forward contract | Gross assets included in Other current assets | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative asset, fair value, gross asset	0	[1]	0	[1]
30 day euro forward contract | Gross assets included in Other current assets | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative asset, fair value, gross asset	4	[1]	650	[1]
30 day euro forward contract | Gross assets included in Other current assets | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative asset, fair value, gross asset	0	[1]	0	[1]
30 day euro forward contract | Gross liabilities included in Other current assets | Assets (Liabilties) at Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative asset, fair value, gross liability	(11)	[1]
30 day euro forward contract | Gross liabilities included in Other current assets | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative asset, fair value, gross liability	0	[1]
30 day euro forward contract | Gross liabilities included in Other current assets | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative asset, fair value, gross liability	(11)	[1]
30 day euro forward contract | Gross liabilities included in Other current assets | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative asset, fair value, gross liability	0	[1]
30 day euro forward contract | Gross assets included in Accrued liabilities | Assets (Liabilties) at Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative liability, fair value, gross asset	1	[1]
30 day euro forward contract | Gross assets included in Accrued liabilities | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative liability, fair value, gross asset	0	[1]
30 day euro forward contract | Gross assets included in Accrued liabilities | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative liability, fair value, gross asset	1	[1]
30 day euro forward contract | Gross assets included in Accrued liabilities | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative liability, fair value, gross asset	0	[1]
30 day euro forward contract | Gross liabilities included in Accrued liabilities | Assets (Liabilties) at Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative liability, fair value, gross liability	(24)	[1]
30 day euro forward contract | Gross liabilities included in Accrued liabilities | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative liability, fair value, gross liability	0	[1]
30 day euro forward contract | Gross liabilities included in Accrued liabilities | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative liability, fair value, gross liability	(24)	[1]
30 day euro forward contract | Gross liabilities included in Accrued liabilities | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative liability, fair value, gross liability	0	[1]
Bunker Fuel Forward Contracts | Gross assets included in Other current assets | Assets (Liabilties) at Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative asset, fair value, gross asset	4,001	[1]	17,490	[1]
Bunker Fuel Forward Contracts | Gross assets included in Other current assets | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative asset, fair value, gross asset	0	[1]	0	[1]
Bunker Fuel Forward Contracts | Gross assets included in Other current assets | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative asset, fair value, gross asset	4,001	[1]	17,490	[1]
Bunker Fuel Forward Contracts | Gross assets included in Other current assets | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative asset, fair value, gross asset	0	[1]	0	[1]
Bunker Fuel Forward Contracts | Gross liabilities included in Other current assets | Assets (Liabilties) at Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative asset, fair value, gross liability			(5,460)	[1]
Bunker Fuel Forward Contracts | Gross liabilities included in Other current assets | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative asset, fair value, gross liability			0	[1]
Bunker Fuel Forward Contracts | Gross liabilities included in Other current assets | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative asset, fair value, gross liability			(5,460)	[1]
Bunker Fuel Forward Contracts | Gross liabilities included in Other current assets | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative asset, fair value, gross liability			0	[1]
Bunker Fuel Forward Contracts | Gross assets included in Investments & other assets, net | Assets (Liabilties) at Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative asset, fair value, gross asset	1,889	[1]	7,232	[1]
Bunker Fuel Forward Contracts | Gross assets included in Investments & other assets, net | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative asset, fair value, gross asset	0	[1]	0	[1]
Bunker Fuel Forward Contracts | Gross assets included in Investments & other assets, net | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative asset, fair value, gross asset	1,889	[1]	7,232	[1]
Bunker Fuel Forward Contracts | Gross assets included in Investments & other assets, net | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative asset, fair value, gross asset	0	[1]	0	[1]
Bunker Fuel Forward Contracts | Gross liabilities included in Investments & other assets, net | Assets (Liabilties) at Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative asset, fair value, gross liability	(1,059)	[1]	(3,990)	[1]
Bunker Fuel Forward Contracts | Gross liabilities included in Investments & other assets, net | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative asset, fair value, gross liability	0	[1]	0	[1]
Bunker Fuel Forward Contracts | Gross liabilities included in Investments & other assets, net | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative asset, fair value, gross liability	(1,059)	[1]	(3,990)	[1]
Bunker Fuel Forward Contracts | Gross liabilities included in Investments & other assets, net | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative asset, fair value, gross liability	0	[1]	0	[1]
Bunker Fuel Forward Contracts | Gross assets included in Accrued liabilities | Assets (Liabilties) at Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative liability, fair value, gross asset	3,741	[1]
Bunker Fuel Forward Contracts | Gross assets included in Accrued liabilities | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative liability, fair value, gross asset	0	[1]
Bunker Fuel Forward Contracts | Gross assets included in Accrued liabilities | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative liability, fair value, gross asset	3,741	[1]
Bunker Fuel Forward Contracts | Gross assets included in Accrued liabilities | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative liability, fair value, gross asset	0	[1]
Bunker Fuel Forward Contracts | Gross assets included in Other liabilities | Assets (Liabilties) at Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative liability, fair value, gross asset			577	[1]
Bunker Fuel Forward Contracts | Gross assets included in Other liabilities | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative liability, fair value, gross asset			0	[1]
Bunker Fuel Forward Contracts | Gross assets included in Other liabilities | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative liability, fair value, gross asset			577	[1]
Bunker Fuel Forward Contracts | Gross assets included in Other liabilities | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative liability, fair value, gross asset			0	[1]
Bunker Fuel Forward Contracts | Gross liabilties included in Other liabilities | Assets (Liabilties) at Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative liability, fair value, gross liability			(1,095)	[1]
Bunker Fuel Forward Contracts | Gross liabilties included in Other liabilities | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative liability, fair value, gross liability			0	[1]
Bunker Fuel Forward Contracts | Gross liabilties included in Other liabilities | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative liability, fair value, gross liability			(1,095)	[1]
Bunker Fuel Forward Contracts | Gross liabilties included in Other liabilities | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative liability, fair value, gross liability			$ 0	[1]

[1]	Currency hedge portfolio and bunker fuel forward contracts are designated as hedging instruments. 30-day euro forward contracts are not designated as hedging instruments. To the extent derivatives in an asset position and derivatives in a liability position are with the same counterparty, they are netted in the Consolidated Balance Sheets because the company enters into master netting arrangements with each of its hedging partners. See also Note 11.